Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Sep. 12, 2023	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table sets forth information concerning the compensation provided to our NEOs and certain measures of Company performance in the years ended December 31, 2024 and 2023, for services to the Company in all capacities.

	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)(2)(3)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Adjusted EBITDA ($) (5)
Fiscal Year					Total Shareholder Return ($) (4)	Peer Group Index Total Shareholder Return ($) (4)
2024	18,129,271	40,619,413	16,534,551	21,399,404	143.18	150.64	6,377,088	1,251,238,529
2023	64,912,560	56,578,222	8,435,228	7,963,553	82.19	107.00	175,722,864	809,087,712

(1)
Amounts represent compensation actually paid (“CAP”) to our CEO, who was our Principal Executive Officer or “PEO” for fiscal years 2023 and 2024, and the average CAP to our remaining NEOs or
“Non-PEO
NEOs” for fiscal years 2023 and 2024, as determined under SEC rules, which includes the individuals indicated below for fiscal years 2023 and 2024:

Year	PEO	Non-PEO NEOs
2024	Ariel Emanuel	Mark Shapiro, Andrew Schleimer and Seth Krauss
2023	Ariel Emanuel	Mark Shapiro, Andrew Schleimer and Seth Krauss

(2)	Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Applicable Fiscal Year (“FY”)	2023		2024
	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(40,000,094)	(3,133,767)	(2,502,864)	(8,429,236)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	31,666,256	2,662,091	4,130,285	11,867,180
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	—	17,621,615	500,987
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	—	3,242,106	925,923

Total Adjustments	(8,333,838)	(471,675)	22,490,143	4,864,853

(3)
The fair values of restricted stock units included in the CAP to our PEO and the Average CAP to our
Non-PEO
NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report. Any changes to the fair values of our restricted stock units from the grant date are based on our updated stock price at the applicable measurement date. For the year presented, the increases or decreases in the year-end
restricted stock unit fair value from the fair value on the grant date were affected by changes in the stock price. For additional information on the assumptions used to calculate the valuation of the awards, see Note 13 to our audited consolidated financial statements included in our Annual Report.

(4)	Reflects the period from September 12, 2023, the date of consummation of the TKO Transactions, through the end of the applicable fiscal year.

(5)
Adjusted EBITDA is a
non-GAAP
measure and is calculated from our audited financial statements as follows: net income, excluding income taxes, net interest expense, depreciation and amortization, equity-based compensation, merger and acquisition costs, certain legal costs, restructuring, severance and impairment charges, and certain other items when applicable. For a reconciliation of the differences between Adjusted EBITDA and the most directly comparable financial measure calculated and presented in accordance with GAAP, see Part II, Item 7. “Management’s Discussion and Analysis of Financial Condition and Results of
Operation—Non-GAAP
Financial Measures” on page 54 and 55 of our Annual Report.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid (“CAP”) to our CEO, who was our Principal Executive Officer or “PEO” for fiscal years 2023 and 2024, and the average CAP to our remaining NEOs or
“Non-PEO
NEOs” for fiscal years 2023 and 2024, as determined under SEC rules, which includes the individuals indicated below for fiscal years 2023 and 2024:

Year	PEO	Non-PEO NEOs
2024	Ariel Emanuel	Mark Shapiro, Andrew Schleimer and Seth Krauss
2023	Ariel Emanuel	Mark Shapiro, Andrew Schleimer and Seth Krauss

Peer Group Issuers, Footnote		Reflects the period from September 12, 2023, the date of consummation of the TKO Transactions, through the end of the applicable fiscal year.
PEO Total Compensation Amount		$ 18,129,271	$ 64,912,560
PEO Actually Paid Compensation Amount	$ 0	$ 40,619,413	56,578,222
Adjustment To PEO Compensation, Footnote
(2)	Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Applicable Fiscal Year (“FY”)	2023		2024
	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(40,000,094)	(3,133,767)	(2,502,864)	(8,429,236)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	31,666,256	2,662,091	4,130,285	11,867,180
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	—	17,621,615	500,987
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	—	3,242,106	925,923

Total Adjustments	(8,333,838)	(471,675)	22,490,143	4,864,853

Non-PEO NEO Average Total Compensation Amount		$ 16,534,551	8,435,228
Non-PEO NEO Average Compensation Actually Paid Amount		$ 21,399,404	7,963,553
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Applicable Fiscal Year (“FY”)	2023		2024
	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(40,000,094)	(3,133,767)	(2,502,864)	(8,429,236)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	31,666,256	2,662,091	4,130,285	11,867,180
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	—	17,621,615	500,987
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	—	3,242,106	925,923

Total Adjustments	(8,333,838)	(471,675)	22,490,143	4,864,853

Compensation Actually Paid vs. Total Shareholder Return
The chart below provides a comparison between (i) the total stockholder return of the Company and of the S&P 1500 Media and Entertainment Industry Group Index assuming a fixed $100 initial investment on September 12, 2023 (the date our Class A common stock began trading on NYSE) and reinvestment of dividends, and (ii) the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
named executive officers for the years ended December 31, 2023 and 2024.

	September 12, 2023	FY 2023	FY 2024
Company TSR	$100	$82.19	$143.18
S&P 1500 Media and Entertainment Index TSR	$100	$107.00	$150.64
PEO Compensation Actually Paid (in millions)	—	$57	$41
Avg. non-PEO NEO Compensation Actually Paid (in millions)		$8	$21

Compensation Actually Paid vs. Net Income
The chart below provides a comparison between (i) the Company’s Net Income and (ii) compensation actually paid to our PEO and average compensation actually paid to our non-PEO
named executive officers for the fiscal years ended December 31, 2023 and 2024.

	FY 2023	FY 2024
Net Income (in millions)	$176	$6
PEO Compensation Actually Paid (in millions)	$57	$41
Avg. non-PEO NEO Compensation Actually Paid (in millions)	$8	$21

Compensation Actually Paid vs. Company Selected Measure
The chart below provides a comparison between (i) the Company’s Adjusted EBITDA and (ii) compensation actually paid to our PEO and average compensation actually paid to our non-PEO
named executive officers for the fiscal years ended December 31, 2023 and 2024.

	FY 2023	FY 2024
Adjusted EBITDA (in millions) (1)	$809	$1,251
PEO Compensation Actually Paid (in millions)	$57	$41
Avg. non-PEO NEO Compensation Actually Paid (in millions)	$8	$21

(1)
Adjusted EBITDA is a
non-GAAP
measure and is calculated from our audited financial statements as follows: net income, excluding income taxes, net interest expense, depreciation and amortization, equity-based compensation, merger and acquisition costs, certain legal costs, restructuring, severance and impairment charges, and certain other items when applicable. For a reconciliation of the differences between Adjusted EBITDA and the most directly comparable financial measure calculated and presented in accordance with GAAP, see Part II, Item 7. “Management’s Discussion and Analysis of Financial Condition and Results of Operation—Non -GAAP Financial Measures” on page 54 and 55 of our Annual Report.

Total Shareholder Return Vs Peer Group
The chart below provides a comparison between (i) the total stockholder return of the Company and of the S&P 1500 Media and Entertainment Industry Group Index assuming a fixed $100 initial investment on September 12, 2023 (the date our Class A common stock began trading on NYSE) and reinvestment of dividends, and (ii) the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
named executive officers for the years ended December 31, 2023 and 2024.

	September 12, 2023	FY 2023	FY 2024
Company TSR	$100	$82.19	$143.18
S&P 1500 Media and Entertainment Index TSR	$100	$107.00	$150.64
PEO Compensation Actually Paid (in millions)	—	$57	$41
Avg. non-PEO NEO Compensation Actually Paid (in millions)		$8	$21

Tabular List, Table
2024 Pay Versus Performance Tabular List
As required by Item 402(v) of
Regulation S-K, we
are providing the following information regarding the performance measure that we believe represents the most important financial performance measure used by us to link compensation actually paid to our named executive officers for the fiscal year 2024. Such performance measure represented the only financial performance measure that was used by the Company to link compensation actually paid to our named executive officers for fiscal year 2024 to Company performance.
Performance Measure
Adjusted EBITDA

Total Shareholder Return Amount	100	$ 143.18	82.19
Peer Group Total Shareholder Return Amount	$ 100	150.64	107
Net Income (Loss)		$ 6,377,088	$ 175,722,864
Company Selected Measure Amount		1,251,238,529	809,087,712
PEO Name		Ariel Emanuel
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a
non-GAAP
measure and is calculated from our audited financial statements as follows: net income, excluding income taxes, net interest expense, depreciation and amortization, equity-based compensation, merger and acquisition costs, certain legal costs, restructuring, severance and impairment charges, and certain other items when applicable. For a reconciliation of the differences between Adjusted EBITDA and the most directly comparable financial measure calculated and presented in accordance with GAAP, see Part II, Item 7. “Management’s Discussion and Analysis of Financial Condition and Results of
Operation—Non-GAAP
		Financial Measures” on page 54 and 55 of our Annual Report.
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 22,490,143	$ (8,333,838)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,502,864)	(40,000,094)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,130,285	31,666,256
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		17,621,615	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,242,106	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,864,853	(471,675)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,429,236)	(3,133,767)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		11,867,180	2,662,091
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		500,987	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 925,923	$ 0